Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Net deferred tax benefit	The following table shows the net deferred tax benefit:
	March 31, 2013	March 31, 2012
Deferred Tax Benefit	$69,145	$4,438
Allowance	(69,145)	(4,438)
Net Deferred Tax Benefit	$-	$-